Commitments and Contingent Liabilities - Summary of the Minimum Future Rental Payments Applicable to Non-Cancelable Operating Leases (Detail) $ in Thousands	Dec. 31, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2022	$ 1,821
2023	348
2024	30
Total	$ 2,199